Income/(Loss) per share - Basic loss per share and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)			¥ 87,741	$ 12,358	¥ (711,240)	¥ (124,615)
Less: Accretion on convertible redeemable preferred shares to redemption value			0	0	0	(4,729,719)
Deemed dividend to preferred shareholders (Note 13)	¥ (24,229)	$ (3,512)	0	0	0	(104,036)
Net (loss)/income attributable to ordinary shareholders - basic and diluted			¥ 87,741	$ 12,358	¥ (711,240)	¥ (4,958,370)
Denominator:
Weighted average number of ordinary shares outstanding - basic			519,802,240	519,802,240	518,307,406	406,567,584
Weighted average number of ordinary shares outstanding - diluted			519,802,240	519,802,240	518,307,406	406,567,584
Net (loss)/income per share - basic | (per share)			¥ 0.17	$ 0.02	¥ (1.37)	¥ (12.20)
Net (loss)/income per share - diluted | (per share)			¥ 0.17	$ 0.02	¥ (1.37)	¥ (12.20)